SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Working Capital Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Trade and other receivables	$ (4,234)	$ 23,232
Inventory	(40,144)	(10,973)
Trade and other payables	18,753	(10,117)
Provisions	(5,309)	(7,028)
Change in working capital	$ (30,934)	$ (4,886)